DERIVATIVE LIABILITIES	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
11 — DERIVATIVE LIABILITIES

Series A Convertible Preferred Stock - Conversion Option

On December 30, 2014, the Company entered into a purchase agreement pursuant to which the Company sold to 31 Group, 750,000 of the Company’s Series A Convertible Preferred Stock (the “Preferred Stock”). The Preferred Stock are convertible, in whole or in part, at a conversion price equal to the lower of (i) $2.00 or (ii) 85% of the average of the five (5) lowest volume weighted average prices of the common stock during the twenty (20) consecutive trading day period ending the trading day immediately preceding the delivery of the applicable conversion notice. The conversion feature was bifurcated from the Preferred Stock as it was not considered to be clearly and closely related to the host agreement and is accounted for as a derivative liability.

Warrants to Purchase Common Stock

In connection with the issuance of Series A Convertible Preferred Stock, the Company issued warrants to purchase up to 375,000 shares of Common Stock (the “Warrants”). The Warrants have an exercise price of $2.00 per share (the “Exercise Price”). Warrants covering up to 375,000 shares of Common Stock are exercisable at any time on or before December 31, 2019. The Warrants are accounted for as derivative liability as they can be redeemed by the holder for fair market value upon certain fundamental transactions.

The table below sets forth a summary of changes in the fair value of the Company’s Level 3 derivative liabilities for the year ended December 31, 2014:

Balance at beginning of year	$-
Additions to conversion option derivative liability at December 30, 2014	150,000
Additions to warrant derivative liability at December 30, 2014	120,000
Change in fair market value of the derivative liabilities	-
Balance at end of year	$270,000

These instruments were valued using pricing models that incorporate the price of a share of Common Stock, volatility, risk free rate, dividend rate and estimated life. The Company computed the fair value using the Black-Scholes model as of December 30, 2014. There was no change in fair value of the instruments at December 31, 2014.

The following are the key assumptions used in connection with the valuation of the conversion option on the date of issuance and at December 31, 2014:

Number of shares convertible into	750,000
Fair market value of stock	$0.51
Conversion Price	$0.57
Volatility	131%
Risk-free interest rate	0.13%
Expected dividend yield	0%
Life of Convertible Preferred Stock (year)	1

Number of shares underlying the Warrants	375,000
Fair market value of stock	$0.51
Exercise Price	$2.00
Volatility	112.9%
Risk-free interest rate	0.96%
Expected dividend yield	0%
Warrant life (years)	5

The risk-free rate is based on the rate for the U.S. Treasury note over the expected terms. The expected term is the full term of the warrant and preferred stock. Expected volatility is based on the average of the weekly share price changes over the shorter of the expected term or the period from the placement on London Stock Exchange’s AIM Market to the date of the grant.